FINANCIAL RISK MANAGEMENT (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risk management [line Items]
Current loans	S/ 101,602,442	S/ 93,268,440
Current but impaired loans	1,582,189	734,582
Loans with delay in payments of one day or more but not internal overdue loans	3,656,372	2,740,978
Internal overdue loans	3,119,621	3,020,914
Total	109,960,624	99,764,914
Commercial loans [Member]
Disclosure of financial risk management [line Items]
Current loans	60,034,357	56,125,417
Current but impaired loans	797,776	211,917
Loans with delay in payments of one day or more but not internal overdue loans	1,541,975	790,739
Internal overdue loans	1,235,880	1,327,475
Total	63,609,988	58,455,548
Residential mortgage loans [Member]
Disclosure of financial risk management [line Items]
Current loans	15,926,555	14,064,927
Current but impaired loans	258,149	185,853
Loans with delay in payments of one day or more but not internal overdue loans	1,054,112	693,482
Internal overdue loans	531,876	507,825
Total	17,770,692	15,452,087
Micro-business loans [Member]
Disclosure of financial risk management [line Items]
Current loans	13,472,223	12,288,639
Current but impaired loans	253,735	207,549
Loans with delay in payments of one day or more but not internal overdue loans	526,023	774,435
Internal overdue loans	1,001,474	656,934
Total	15,253,455	13,927,557
Consumer loans [Member]
Disclosure of financial risk management [line Items]
Current loans	12,169,307	10,789,457
Current but impaired loans	272,529	129,262
Loans with delay in payments of one day or more but not internal overdue loans	534,262	482,323
Internal overdue loans	350,391	528,680
Total	S/ 13,326,489	S/ 11,929,722